State Street SPDR MSCI USA Gender Diversity ETF Investment Objectives and Goals - State Street SPDR MSCI USA Gender Diversity ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® MSCI USA Gender Diversity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR MSCI USA Gender Diversity ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks U.S. large- and mid-cap companies exhibiting certain gender diversity and diversity management characteristics.